Business combinations - Cenat (Detail) - Cenat € in Thousands	Dec. 31, 2017 EUR (€)
Carrying value at acquisition date [member]
Disclosure of detailed information about business combination [line items]
Total identified assets and liabilities	€ 45
Assets	114
Technology	3
Property, plant and equipment	34
Inventory	39
Trade receivables	2
Other current assets	32
Cash	4
Liabilities	(69)
Financial debts	(8)
Deferred tax liabilities	0
Trade payables incurred	(22)
Other liabilities	(39)
Fair value adjustments [member]
Disclosure of detailed information about business combination [line items]
Total identified assets and liabilities	1,103
Assets	1,671
Technology	1,671
Property, plant and equipment	0
Inventory	0
Trade receivables	0
Other current assets	0
Cash	0
Liabilities	(568)
Financial debts	0
Deferred tax liabilities	(568)
Trade payables incurred	0
Other liabilities	0
Fair value at acquisition date [member]
Disclosure of detailed information about business combination [line items]
Acquisition price	2,857
Goodwill	1,709
Total identified assets and liabilities	1,148
Assets	1,785
Technology	1,674
Property, plant and equipment	34
Inventory	39
Trade receivables	2
Other current assets	32
Cash	4
Liabilities	(637)
Financial debts	(8)
Deferred tax liabilities	(568)
Trade payables incurred	(22)
Other liabilities	€ (39)